SEGMENT AND GEOGRAPHICAL INFORMATION (Schedule of Operating Results by Segment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue		$ 534,376	$ 483,310	$ 431,542
Labor Costs	[1]	488,175	429,755	371,027
Depreciation and amortization		2,101	2,371	2,679
Other costs and expenses		62,581	55,085	47,265
Net income (loss)		(18,481)	(3,901)	10,571
Goodwill		713	633	668
Total assets		165,547	185,782	197,096
Unallocated Corporate [Member]
Segment Reporting Information [Line Items]
Revenue		0	0	0
Labor Costs	[1]	1,261	1,324	1,091
Depreciation and amortization		53	68	5
Other costs and expenses		2,536	2,472	2,215
Net income (loss)		(3,850)	(3,864)	(3,311)
Goodwill		0	0	0
Total assets		9,682	19,791	17,740
Airport security [Member]
Segment Reporting Information [Line Items]
Revenue		421,818	362,799	309,335
Labor Costs	[1]	393,624	338,326	284,083
Depreciation and amortization		839	678	904
Other costs and expenses		31,303	25,612	21,771
Net income (loss)		(3,948)	(1,817)	2,577
Goodwill		713	633	668
Total assets		81,138	80,422	81,733
Other aviation related services [Member]
Segment Reporting Information [Line Items]
Revenue		81,106	74,526	66,463
Labor Costs	[1]	68,082	63,105	56,346
Depreciation and amortization		326	354	307
Other costs and expenses		11,146	10,513	9,796
Net income (loss)		1,552	554	14
Goodwill		0	0	0
Total assets		19,723	18,832	19,325
Authentication technology [Member]
Segment Reporting Information [Line Items]
Revenue		31,452	45,985	55,744
Labor Costs	[1]	25,208	27,000	29,507
Depreciation and amortization		883	1,271	1,463
Other costs and expenses		17,596	16,488	13,483
Net income (loss)		(12,235)	1,226	11,291
Goodwill		0	0	0
Total assets		$ 55,004	$ 66,737	$ 78,298

[1]	Labor costs includes employee payroll, share-based compensation, bonus, and employee benefits, insurances and other.